Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of loans outstanding

	2024	2023

	(In thousands)
Aggregate balance – January 1	$22,223	$20,041
New loans	2,196	4,394
Repayments	(4,489)	(2,212)
Other (retirement)	(2,275)	—
Aggregate balance – December 31	$17,655	$22,223